5. Debt - Future Commitments (Details) (USD $)	15 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Future Minimum Repayment Obligation, Year One	$ 124,194
Future Minimum Repayment Obligation, Year Two	2,649,250
Less: unamortized debt discount		1,832,888
Less: current maturities		(124,194)
Debt - long term		$ 816,362	$ 503,209